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                                STEPSTONE FUNDS

                                INVESTMENT CLASS

                   CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
                        LIMITED MATURITY GOVERNMENT FUND
                          INTERMEDIATE-TERM BOND FUND
                           GOVERNMENT SECURITIES FUND
                                 BALANCED FUND
                              VALUE MOMENTUM FUND
                               GROWTH EQUITY FUND
                              EMERGING GROWTH FUND

    SUPPLEMENT DATED JANUARY 1, 1997 TO THE PROSPECTUSES DATED MAY 28, 1996

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of Stepstone Funds has determined that it is in the best interests of the Limited Maturity Government Fund (the "Fund") and its shareholders that the Fund be closed to new investors and thereafter be liquidated. Accordingly, effective January 10, 1997, the Fund will be closed to new investors, and effective February 26, 1997, the Fund will liquidate and distribute the net liquidation proceeds to shareholders. All distributions made by the Fund that are currently being reinvested in Fund shares will continue to be reinvested in Fund shares until the Fund is liquidated.

                                ---------------

Effective January 1, 1997, the WAIVER OF SALES LOAD section in the prospectuses should be replaced with the following:

        WAIVER OF SALES LOAD. No sales charge is imposed on Investment Class shares of the Fund; (i) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (ii) sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees or sold to employees (or their spouses) of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of such employees' minor children); (iii) in aggregate purchases of $1 million or more by tax-exempt organizations enumerated in Section 501(c) of the Code, or employee benefit plans created under Sections 401 403(b) or 457 of the Code; (iv) sold to employees and families of the Advisor and its affiliates; (v) sold to fiduciary accounts of the Advisor and its affiliates; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund with similar investment objectives and policies for which a sales charge was paid; (vii) purchased by investment advisors or financial planners regulated by a federal or state governmental authority who are purchasing shares for their own account or for an account for which they are authorized to

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        make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services, and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of a broker or agent; and (viii) sold to purchasers of Investment Class Shares of the Growth Equity Fund that are sponsors of other investment companies that are unit investment trusts for deposit by such sponsors into such unit investment trusts, and to purchases of Investment Class Shares of the Growth Equity Fund that are holders of such unit investment trusts that invest distributions from such investment trusts in Investment Class Shares of the Growth Equity Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                                STEPSTONE FUNDS

                              INSTITUTIONAL CLASS

                        LIMITED MATURITY GOVERNMENT FUND

     SUPPLEMENT DATED JANUARY 1, 1997 TO THE PROSPECTUS DATED MAY 28, 1996

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of Stepstone Funds has determined that it is in the best interests of the Limited Maturity Government Fund (the "Fund") and its shareholders that the Fund be closed to new investors and thereafter be liquidated. Accordingly, effective January 10, 1997, the Fund will be closed to new investors, and effective February 26, 1997, the Fund will liquidate and distribute the net liquidation proceeds to shareholders. All distributions made by the Fund that are currently being reinvested in Fund shares will continue to be reinvested in Fund shares until the Fund is liquidated.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE